Operating costs - Other external charges (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating costs [line items]
Research and development expenditure	£ 35	£ 36	£ 33
Maintenance and repairs expense	103	117	100
Plant and equipment
Disclosure of operating costs [line items]
Operating lease rentals	19	21	20
Asset classes other than plant and equipments
Disclosure of operating costs [line items]
Operating lease rentals	£ 101	£ 87	£ 96